Franklin Global Trust
Consolidated Statement of Investments, April 30, 2020 (unaudited)
Franklin Emerging Market Debt Opportunities Fund
		Country/Organization	Warrants		Value
	Warrants 2.5%
[a,b,c]	Central Bank of Nigeria, Reg S, wts., 11/15/20	Nigeria	64,000		$736,000
[c,d,e]	Government of Ukraine, senior bond, Reg S, VRI, GDP Linked Security, 5/31/40	Ukraine	5,000,000		3,720,085
[a,b,d,f]	Government of Venezuela, Oil Value Recovery wts., 4/15/20	Venezuela	925,920		1,157,400
	Total Warrants (Cost $30,991,541)				5,613,485
			Principal Amount*
	Quasi-Sovereign and Corporate Bonds 36.1%
	Banks 8.9%
[g]	Akbank T.A.S., sub.bond, 144A, 6.797% to 4/27/23, FRN thereafter, 4/27/28	Turkey	3,000,000		2,562,408
[g]	Bank of Georgia JSC, senior note, 144A, 11.00%, 6/01/20	Georgia	15,050,000	GEL	4,700,987
[g]	Fidelity Bank, senior note, 144A, 10.50%, 10/16/22	Nigeria	3,300,000		3,241,110
[b,f,h]	International Bank of Azerbaijan OJSC, senior note, Reg S, 5.625%, 6/11/19	Azerbaijan	10,500,000		8,692,099
[b,f,h,i]	Sphynx Capital Markets PCC (National Investment Bank of Ghana), PTN, Reg S, zero cpn., 2/05/09	Ghana	8,000,000		—
[c]	Yes Bank Ifsc Banking Unit Branch, senior note, Reg S, 3.75%, 2/06/23	India	1,400,000		1,197,670
					20,394,274
	Capital Markets 1.5%
	Development Bank of Kazakhstan JSC,
	[g] senior note, 144A, 8.95%, 5/04/23	Kazakhstan	275,000,000	KZT	579,652
	[c] senior note, Reg S, 9.50%, 12/14/20	Kazakhstan	1,300,000,000	KZT	2,909,240
					3,488,892
	Chemicals 1.2%
[g]	Braskem Idesa SAPI, senior secured note, 144A, 7.45%, 11/15/29	Mexico	3,800,000		2,876,030
	Commercial Services & Supplies 1.6%
[c]	Red de Carreteras de Occidente Sapib de CV, senior secured bond, Reg S, 9.00%, 6/10/28	Mexico	87,300,000	MXN	3,593,695
	Construction & Engineering 0.4%
[g]	IHS Netherlands Holdco BV, senior note, 144A, 8.00%, 9/18/27	Nigeria	1,000,000		925,000
	Diversified Financial Services 4.0%
[b,f,h]	Astana Finance JSC, secured note, 144A, zero cpn., 12/22/24	Kazakhstan	136,566		1,366
[g,j]	Fideicomiso PA Costera, senior secured bond, B, 144A, Index Linked, 6.25%, 1/15/34	Colombia	11,324,950,822	COP	3,000,339
[g]	Georgia Capital JSC, senior note, 144A, 6.125%, 3/09/24	Georgia	4,092,000		3,641,880
[g]	Rio Oil Finance Trust, senior secured bond, 144A, 9.25%, 7/06/24	Brazil	2,777,903		2,645,424
					9,289,009
Quarterly Consolidated Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Emerging Market Debt Opportunities Fund (continued)
		Country/Organization	Principal Amount*		Value
	Quasi-Sovereign and Corporate Bonds (continued)
	Diversified Telecommunication Services 4.4%
[c]	Empresa de Telecommunicaciones de Bogota SA, senior note, Reg S, 7.00%, 1/17/23	Colombia	27,200,000,000	COP	$6,597,325
[g]	Telecommunications Services of Trinidad & Tobago Ltd., senior secured note, 144A, 8.875%, 10/18/29	Trinidad and Tobago	3,970,000		3,528,337
					10,125,662
	Food & Staples Retailing 1.7%
[g]	Frigorifico Concepcion SA, senior note, 144A, 10.25%, 1/29/25	Paraguay	4,000,000		3,917,600
	Food Products 1.5%
[g]	MHP Lux SA, senior note, 144A, 6.95%, 4/03/26	Ukraine	3,710,000		3,460,836
	Metals & Mining 0.7%
[g]	Petra Diamonds U.S. Treasury PLC, secured note, second lien, 144A, 7.25%, 5/01/22	South Africa	5,100,000		1,734,000
	Municipal Bonds 4.5%
[c]	Bogota Distrito Capital, senior bond, Reg S, 9.75%, 7/26/28	Colombia	6,155,000,000	COP	1,598,337
	Province of Salta Argentina,
	[g] senior secured note, 144A, 9.50%, 3/16/22	Argentina	1,060,200		938,755
	[c] senior secured note, Reg S, 9.50%, 3/16/22	Argentina	1,039,938		920,814
[g]	Provincia de Neuquen Argentina, senior secured bond, 144A, 8.625%, 5/12/28	Argentina	5,000,000		2,687,500
[g]	Provincia de Tierra Del Fuego Argentina, senior secured bond, 144A, 8.95%, 4/17/27	Argentina	2,791,250		1,602,736
[g]	Provincia del Chubut Argentina, first lien, 144A, 7.75%, 7/26/26	Argentina	5,700,000		2,490,900
					10,239,042
	Oil, Gas & Consumable Fuels 4.5%
[g]	Citgo Holding Inc., senior secured note, 144A, 9.25%, 8/01/24	Venezuela	1,000,000		906,250
[g]	Medco Oak Tree Pte. Ltd., senior note, 144A, 7.375%, 5/14/26	Indonesia	3,000,000		1,911,598
[c]	Medco Platinum Road Pte. Ltd., first lien, Reg S, 6.75%, 1/30/25	Indonesia	1,500,000		937,500
[g]	Trinidad Petroleum Holdings Ltd., senior secured note, first lien, 144A, 9.75%, 6/15/26	Trinidad and Tobago	5,122,000		4,587,775
[g]	Tullow Oil PLC, senior note, 144A, 7.00%, 3/01/25	Ghana	3,600,000		1,894,500
					10,237,623
	Real Estate Management & Development 0.8%
[b,g,h]	O1 Properties Finance PLC, senior note, 144A, 8.25%, 9/27/21	Russia	5,400,000		1,868,508
	Specialty Retail 0.0%†
[b,g,k]	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	South Africa	4,495,439		5,564
[b,g,k]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	South Africa	1,183,831		5,464
					11,028
	Textiles, Apparel & Luxury Goods 0.4%
[g]	Sri Rejeki Isman Tbk PT, senior note, 144A, 7.25%, 1/16/25	Indonesia	1,100,000		833,458
	Total Quasi-Sovereign and Corporate Bonds (Cost $124,627,983)				82,994,657
  |  2

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Emerging Market Debt Opportunities Fund (continued)
		Country/Organization	Principal Amount*		Value
	Loan Participations and Assignments 15.2%
[g,l]	Alfa Bank AO Via Alfa Bond Issuance PLC, sub. bond, 144A, FRN, 5.95%, (US 5 Year CMT T-Note + 4.546%), 4/15/30	Russia	2,600,000		$2,505,854
[b,f]	Deutsche Bank AG, (Government of Iraq), 2.571%, 1/01/28	Iraq	665,515,201	JPY	3,210,358
[b,f,l]	Development Bank of South Africa Ltd. (Government of Angola),
	Tranche 2, senior note, FRN, 8.155%, (6-month USD LIBOR + 6.25%), 12/20/23	Angola	5,950,000		4,184,819
	Tranche 3B, senior note, FRN, 8.155%, (6-month USD LIBOR + 6.25%), 12/20/23	Angola	5,600,000		3,938,653
[b,f,l]	Ethiopian Railway Corp. (Government of Ethiopia), FRN, 5.513%, (6-month USD LIBOR + 3.75%), 8/02/21	Ethiopia	3,100,000		2,872,885
[a,b,f,k,m]	Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	United States	649,806		655,770
[b,f,l]	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN, 0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	Iraq	198,228,139	JPY	928,953
[g]	Kyiv Finance PLC, (City of Kyiv), 144A, 7.50%, 12/15/22	Ukraine	6,000,000		4,467,448
[b,f,l]	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	Iraq	346,911,250	JPY	1,625,725
[b,f,h]	NK Debt Corp.,
	144A, zero cpn., 3/12/20	North Korea	4,250,000	DEM	—
	Reg S, zero cpn., 3/12/20	North Korea	2,000,000	CHF	—
	Reg S, zero cpn., 3/12/20	North Korea	18,000,000	DEM	—
[g]	Oilflow SPV 1 DAC (Kurdistan Regional Government), secured note, 144A, 12.00%, 1/13/22	Iraq	4,856,250		3,617,722
[b,f,l]	Societe des Hydrocarbures du Tchad, Tranche B, FRN, 5.95%, (3-month USD LIBOR + 4.50%), 12/31/27	Chad	15,146,709		6,955,552
	Total Loan Participations and Assignments (Cost $54,312,201)				34,963,739
	Foreign Government and Agency Securities 38.4%
[g]	Angolan Government International Bond, senior note, 144A, 8.00%, 11/26/29	Angola	1,500,000		667,500
[n,o]	Argentina Treasury Bond BONCER, Index Linked, 1.20%, 3/18/22	Argentina	457,944,678	ARS	3,458,555
[b]	Banque Centrale de Tunisie International Bond,
	senior bond, 4.30%, 8/02/30	Tunisia	610,000,000	JPY	3,429,662
	senior bond, 4.20%, 3/17/31	Tunisia	680,000,000	JPY	3,734,916
[g]	Development Bank of the Republic of Belarus JSC, senior note, 144A, 12.00%, 5/15/22	Belarus	8,900,000	BYN	3,794,963
[g]	Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	150,000,000	DOP	2,450,563
	European Bank for Reconstruction and Development, senior note, 6.85%, 6/21/21	Supranational[p]	37,100,000,000	IDR	2,450,047
[g]	Government of the Dominican Republic, 144A, 9.75%, 6/05/26	Dominican Republic	139,000,000	DOP	2,091,657
	Government of Argentina, senior note, 5.875%, 1/11/28	Argentina	4,000,000		1,026,040
[g]	Government of Belarus International Bond, senior note, 144A, 6.875%, 2/28/23	Belarus	2,500,000		2,454,340
[c,l]	Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.438%, (6-month EUR LIBOR + 0.813%), 12/20/21	Bosnia and Herzegovina	4,190,333	DEM	2,246,544
[g]	Government of Cameroon, senior note, 144A, 9.50%, 11/19/25	Cameroon	3,250,000		2,811,250
[c]	Government of El Salvador, senior bond, Reg S, 7.65%, 6/15/35	El Salvador	6,450,000		5,150,970
  |  3

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Emerging Market Debt Opportunities Fund (continued)
		Country/Organization	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
[g]	Government of Gabon,
	senior note, 144A, 6.95%, 6/16/25	Gabon	4,900,000		$3,507,877
	senior note, 144A, 6.625%, 2/06/31	Gabon	300,000		213,985
	Government of Ghana, senior note, 18.25%, 7/25/22	Ghana	20,000,000	GHS	3,394,874
[c]	Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	3,950,000		2,903,250
	Government of Mexico, senior bond, M 20, 8.50%, 5/31/29	Mexico	1,060,000[q]	MXN	4,968,654
	Government of South Africa, senior bond, 7.00%, 2/28/31	South Africa	192,900,000	ZAR	8,061,500
[g]	Government of Suriname,
	[b] senior note, 144A, 9.875%, 12/30/23	Suriname	2,900,000		1,406,500
	senior note, 144A, 9.25%, 10/26/26	Suriname	5,200,000		1,989,000
[j]	Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	295,463,729	UYU	6,431,164
[c,h]	Government of Venezuela,
	senior bond, Reg S, 7.65%, 4/21/25	Venezuela	7,500,000		637,500
	senior bond, Reg S, 9.25%, 5/07/28	Venezuela	4,000,000		340,000
	Grenada Government International Bond,
	[g] senior bond, 144A, 7.00%, 5/12/30	Grenada	5,920,221		4,884,182
	[c] senior bond, Reg S, 7.00%, 5/12/30	Grenada	1,282,869		1,058,367
[c]	Inter-American Development Bank, senior note, Reg S, 8.01%, 12/11/21	Supranational[p]	30,300,000,000	IDR	2,035,996
	Kenya Infrastructure Bond, senior note, 12.50%, 5/12/25	Kenya	379,200,000	KES	3,561,205
[g]	Mozambique International Bond, 144A, 5.00% to 9/15/23, 9.00% thereafter, 9/15/31	Mozambique	4,100,000		2,870,000
[g]	Peruvian Government International Bond, senior bond, 144A, 6.35%, 8/12/28	Peru	7,250,000	PEN	2,496,795
[c]	Saderea DAC, senior secured bond, Reg S, 12.50%, 11/30/26	Ghana	1,851,782		1,703,639
	Total Foreign Government and Agency Securities (Cost $123,904,104)				88,231,495
			Shares
	Common Stocks 0.0%
[b,d,f]	Astana Finance JSC, GDR, 144A	Kazakhstan	193,625		—
[b,d,f]	K2016470219 South Africa Ltd., A	South Africa	55,882,058		—
[b,d,f]	K2016470219 South Africa Ltd., B	South Africa	5,561,052		—
	Total Common Stocks (Cost $433,379)				—
			Units
	Private Limited Partnership Fund (Cost $4,600,000) 0.0%
	Diversified Financial Services 0.0%
[a,b,d,f,r]	Global Distressed Alpha Fund III LP	United States	4,424,861		—
	Total Investments before Short Term Investments (Cost $338,869,208)				211,803,376
  |  4

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Emerging Market Debt Opportunities Fund (continued)
		Country/Organization	Principal Amount*		Value
	Short Term Investments 6.3%
	Foreign Government and Agency Securities 2.9%
[s]	Egypt Treasury Bill, 9/15/20	Egypt	35,400,000	EGP	$2,155,088
	European Bank for Reconstruction and Development, senior note, 27.50%, 9/11/20	Supranational[p]	29,000,000	TRY	4,351,566
	Total Foreign Government and Agency Securities (Cost $6,860,656)				6,506,654
	Total Investments before Money Market Funds (Cost $345,729,864)				218,310,030
			Shares

	Money Market Funds (Cost $7,859,911) 3.4%
[t,u]	Institutional Fiduciary Trust Money Market Portfolio, 0.01%	United States	7,859,911		7,859,911
	Total Investments (Cost $353,589,775) 98.5%				226,169,941
	Other Assets, less Liabilities 1.5%				3,501,356
	Net Assets 100.0%				$229,671,297

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 9.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2020, the aggregate value of these securities was $38,286,932, representing 16.7% of net assets.
[d]Non-income producing.
[e]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[f]See Note 6 regarding restricted securities.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $98,776,247, representing 43.0% of net assets.
[h]Defaulted security or security for which income has been deemed uncollectible.
[i]Represents claims that have been filed with a Ghanaian court against National Investments Bank of Ghana.
[j]Principal amount of security is adjusted for inflation.
[k]Income may be received in additional securities and/or cash.
[l]The coupon rate shown represents the rate at period end.
[m]Perpetual security with no stated maturity date.
[n]Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 10 regarding fair value measurements.
[o]Redemption price at maturity is adjusted for inflation.
[p]A supranational organization is an entity formed by two or more central governments through international treaties.
[q]Principal amount is stated in 100 Mexican Peso Units.
[r]The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
[s]The security was issued on a discount basis with no stated coupon rate.
[t]See Note 8 regarding investments in affiliated management investment companies.
[u]The rate shown is the annualized seven-day effective yield at period end.
  |  5

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Emerging Market Debt Opportunities Fund (continued)
At April 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	CITI	Sell	1,700,000	$1,858,712	6/16/20	$ —	$(5,799)
Euro	RBCCM	Sell	1,100,000	1,202,850	6/16/20	—	(3,598)
Japanese Yen	CITI	Buy	215,000,000	1,973,303	6/16/20	31,212	—
Japanese Yen	CITI	Buy	375,000,000	3,518,971	6/16/20	—	(22,724)
Japanese Yen	CITI	Sell	590,000,000	5,361,260	6/16/20	—	(139,501)
Japanese Yen	MSCO	Sell	700,000,000	6,358,837	6/16/20	—	(167,490)
Japanese Yen	RBCCM	Sell	700,000,000	6,360,618	6/16/20	—	(165,710)
Total Forward Exchange Contracts						$31,212	$(504,822)
Net unrealized appreciation (depreciation)							$(473,610)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 20.
  |  6

Franklin Global Trust
Statement of Investments, April 30, 2020 (unaudited)
Franklin International Growth Fund
		Country	Shares	Value
	Common Stocks 96.6%
	Aerospace & Defense 4.0%
	CAE Inc.	Canada	2,250,000	$37,182,066
[a]	MTU Aero Engines AG	Germany	235,000	32,005,944
				69,188,010
	Air Freight & Logistics 3.2%
	DSV Panalpina A/S	Denmark	550,000	56,743,243
	Auto Components 2.2%
	Aptiv PLC	United States	547,000	38,043,850
	Banks 6.0%
	FinecoBank Banca Fineco SpA	Italy	5,730,000	63,662,579
[a,b]	Irish Bank Resolution Corp. Ltd.	Ireland	11,500	—
	KBC Groep NV	Belgium	775,000	41,846,973
				105,509,552
	Biotechnology 4.0%
	CSL Ltd.	Australia	299,000	59,598,844
[a]	Genmab A/S	Denmark	40,000	9,617,997
				69,216,841
	Capital Markets 5.3%
	Deutsche Boerse AG	Germany	395,000	61,349,611
	Intermediate Capital Group PLC	United Kingdom	2,200,000	31,254,510
				92,604,121
	Chemicals 9.8%
	Koninklijke DSM NV	Netherlands	470,000	57,548,902
	Symrise AG	Germany	540,000	54,623,712
	Umicore SA	Belgium	1,380,000	59,590,519
				171,763,133
	Diversified Consumer Services 3.2%
[a]	TAL Education Group, ADR	China	1,050,000	56,899,500
	Entertainment 1.2%
	CTS Eventim AG & Co. KGaA	Germany	500,000	20,785,428
	Health Care Equipment & Supplies 8.4%
	Cochlear Ltd.	Australia	428,000	50,888,089
	GN Store Nord AS	Denmark	1,150,000	52,567,858
[a]	LivaNova PLC	United Kingdom	800,000	42,496,000
				145,951,947
	Internet & Direct Marketing Retail 7.0%
[a]	boohoo Group PLC	United Kingdom	15,400,000	62,647,560
[a]	MercadoLibre Inc.	Argentina	103,000	60,101,530
				122,749,090
	IT Services 10.3%
[a]	Adyen NV	Netherlands	62,000	61,221,578
	Keywords Studios PLC	Ireland	2,800,000	56,176,507
[a]	Shopify Inc., A	Canada	98,000	61,964,420
				179,362,505
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Growth Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Media 5.6%
	Ascential PLC	United Kingdom	11,300,000	$36,006,415
	CyberAgent Inc.	Japan	1,445,000	61,119,859
				97,126,274
	Pharmaceuticals 6.5%
	Hikma Pharmaceuticals PLC	United Kingdom	2,200,000	65,667,721
	Santen Pharmaceutical Co. Ltd.	Japan	2,700,000	47,894,909
				113,562,630
	Professional Services 3.0%
	Experian PLC	United Kingdom	1,750,000	52,367,930
	Semiconductors & Semiconductor Equipment 3.2%
	ASML Holding NV	Netherlands	190,000	56,344,727
	Software 11.3%
	AVEVA Group PLC	United Kingdom	950,000	42,714,245
[a]	CyberArk Software Ltd.	Israel	570,000	56,293,200
	The Sage Group PLC	United Kingdom	5,600,000	45,138,687
	SAP SE	Germany	445,000	53,117,672
				197,263,804
	Trading Companies & Distributors 2.4%
	Ferguson PLC	United Kingdom	585,000	42,261,599
	Total Common Stocks (Cost $1,524,764,039)			1,687,744,184
	Short Term Investments (Cost $50,315,943) 2.9%
	Money Market Funds 2.9%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.01%	United States	50,315,943	50,315,943
	Total Investments (Cost $1,575,079,982) 99.5%			1,738,060,127
	Other Assets, less Liabilities 0.5%			7,914,484
	Net Assets 100.0%			$1,745,974,611

See Abbreviations on page 20.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]See Note 8 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  8

Franklin Global Trust
Statement of Investments, April 30, 2020 (unaudited)
Franklin International Small Cap Fund
		Country	Shares	Value
	Common Stocks 97.5%
	Air Freight & Logistics 1.1%
	Mainfreight Ltd.	New Zealand	64,147	$1,423,062
	Capital Markets 5.1%
[a]	Fairfax India Holdings Corp.	Canada	480,200	3,721,550
	IIFL Wealth Management Ltd	India	245,580	3,076,364
				6,797,914
	Chemicals 1.3%
[a]	Hexpol AB	Sweden	233,900	1,679,825
	Commercial Services & Supplies 12.9%
	Biffa PLC	United Kingdom	1,706,754	4,729,057
	Elis SA	France	274,760	3,401,916
	K-Bro Linen Inc.	Canada	133,800	2,594,670
	Loomis AB, B	Sweden	136,336	3,323,530
	Prosegur Cash SA	Spain	3,433,787	3,002,396
				17,051,569
	Distributors 2.8%
	Headlam Group PLC	United Kingdom	967,479	3,655,474
	Energy Equipment & Services 2.7%
	John Wood Group PLC	United Kingdom	1,399,375	3,570,709
	Entertainment 1.3%
	CTS Eventim AG & Co. KGaA	Germany	42,800	1,779,233
	Equity Real Estate Investment Trusts (REITs) 2.3%
	Lar Espana Real Estate Socimi SA	Spain	745,199	3,057,847
	Food & Staples Retailing 4.6%
	Total Produce PLC	Ireland	5,148,277	6,092,244
	Food Products 7.5%
[a]	Cloetta AB, B	Sweden	1,425,436	3,281,371
	Devro PLC	United Kingdom	1,001,100	2,002,207
	Orion Corp.	South Korea	45,200	4,644,525
				9,928,103
	Health Care Providers & Services 3.0%
	BML Inc.	Japan	153,400	3,975,952
	Hotels, Restaurants & Leisure 0.5%
[b]	Elior Group SA	France	94,200	622,902
	Household Durables 2.8%
	SEB SA	France	31,400	3,777,667
	Insurance 5.8%
[a]	Arch Capital Group Ltd.	United States	88,421	2,124,757
	Fairfax Financial Holdings Ltd.	Canada	12,100	3,281,205
	RenaissanceRe Holdings Ltd.	United States	15,600	2,277,756
				7,683,718
	Interactive Media & Services 2.8%
[a]	58.com Inc., ADR	China	70,600	3,667,670
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  9

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Small Cap Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Internet & Direct Marketing Retail 1.7%
	Dustin Group AB	Sweden	441,651	$2,253,382
	IT Services 2.4%
	TravelSky Technology Ltd., H	China	1,831,900	3,235,024
	Machinery 3.8%
	IMA Industria Macchine Automatiche SpA	Italy	14,600	995,027
	Zardoya Otis SA	Spain	587,208	4,085,614
				5,080,641
	Marine 4.7%
	Clarkson PLC	United Kingdom	130,094	4,087,980
[a]	Diana Shipping Inc.	United States	1,112,302	2,091,128
				6,179,108
	Media 6.4%
	Hyve Group PLC	United Kingdom	5,852,683	1,684,310
[a]	Liberty Latin America Ltd.	Chile	137,300	1,419,682
[a]	Liberty Latin America Ltd., A	Chile	503,100	5,383,170
				8,487,162
	Metals & Mining 0.8%
	Straits Trading Co. Ltd.	Singapore	901,100	1,030,845
	Pharmaceuticals 2.6%
	Haw Par Corp. Ltd.	Singapore	469,300	3,401,360
	Real Estate Management & Development 7.5%
[a]	Foxtons Group PLC	United Kingdom	2,801,600	1,506,659
	Hang Lung Group Ltd.	Hong Kong	1,752,400	4,002,622
	Shurgard Self Storage SA	Belgium	133,400	4,399,608
				9,908,889
	Software 2.9%
	Hansen Technologies Ltd.	Australia	2,085,164	3,791,641
	Tobacco 1.6%
	Scandinavian Tobacco Group AS	Denmark	184,138	2,122,543
	Trading Companies & Distributors 6.6%
	Brenntag AG	Germany	83,700	3,777,539
[a]	IMCD Group NV	Netherlands	55,500	4,908,692
				8,686,231
	Total Common Stocks (Cost $165,326,972)			128,940,715
			Principal Amount*
	Short Term Investments 4.3%
	Time Deposits (Cost $5,000,000) 3.8%
	National Bank of Canada, 0.04%, 5/01/20	Canada	$5,000,000	5,000,000
  |  10

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Small Cap Fund (continued)
		Country	Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities 0.5%
	Money Market Funds (Cost $553,000) 0.4%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.01%	United States	553,000	$553,000
			Principal Amount*

	Repurchase Agreements (Cost $139,096) 0.1%
[e]	Joint Repurchase Agreement, 0.03%, 5/01/20 (Maturity Value $139,096) BNP Paribas Securities Corp. Collateralized by U.S. Treasury Notes, 0.425% - 2.125%, 11/15/20 - 11/30/24; and U.S. Treasury Strips, 8/15/20 - 2/15/23 (valued at $141,881)	United States	$139,096	139,096
	Total Investments from Cash Collateral Received for Loaned Securities (Cost $692,096)			692,096
	Total Investments (Cost $171,019,068) 101.8%			134,632,811
	Other Assets, less Liabilities (1.8)%			(2,381,426)
	Net Assets 100.0%			$132,251,385

See Abbreviations on page 20.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]A portion or all of the security is on loan at April 30, 2020.
[c]See Note 8 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2020, all repurchase agreements had been entered into on May 29, 2020.
  |  11

Franklin Global Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  12

Franklin Global Trust
Notes to Statements of Investments (unaudited)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At April 30, 2020, a market event occurred resulting in a portion of the securities held by the Funds being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
  |  13

Franklin Global Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Emerging Market Debt Opportunities Fund - Forwards and VRI
4.  CONCENTRATION OF RISK
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At April 30, 2020, Franklin Emerging Market Debt Opportunities Fund had 1.6% of its net assets denominated in Argentine Pesos, which has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund’s holdings.
5.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6.  RESTRICTED SECURITIES
At April 30, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal Amount*/ Shares/ Warrants/ Units		Issuer	Acquisition Date	Cost	Value
Franklin Emerging Market Debt Opportunities Fund
193,625		Astana Finance JSC, GDR, 144A	5/22/15	$ —	$ —
136,566		Astana Finance JSC, secured note, 144A, zero cpn., 12/22/24	5/22/15	—	1,366
665,515,201	JPY	Deutsche Bank AG, (Government of Iraq), 2.571%, 1/01/28	1/26/17	4,311,576	3,210,358
5,950,000		Development Bank of South Africa Ltd. (Government of Angola), Tranche 2, senior note, FRN, 8.155%, (6-month USD LIBOR + 6.25%), 12/20/23	12/16/13	5,950,000	4,184,819
5,600,000		Development Bank of South Africa Ltd. (Government of Angola), Tranche 3B, senior note, FRN, 8.155%, (6-month USD LIBOR + 6.25%), 12/20/23	6/06/14	5,600,000	3,938,653
3,100,000		Ethiopian Railway Corp. (Government of Ethiopia), FRN, 5.513%, (6-month USD LIBOR + 3.75%), 8/02/21	8/04/14 - 1/15/16	3,049,034	2,872,885
4,424,861		Global Distressed Alpha Fund III LP	10/11/12 - 1/22/16	4,600,000	—
649,806		Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	12/28/16 - 3/30/20	649,803	655,770
  |  14

Franklin Global Trust
Notes to Statements of Investments (unaudited)
Principal Amount*/ Shares/ Warrants/ Units		Issuer	Acquisition Date	Cost	Value
Franklin Emerging Market Debt Opportunities Fund
198,228,139	JPY	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN, 0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	10/16/07 - 1/06/11	$1,253,450	$928,953
925,920	[a]	Government of Venezuela, Oil Value Recovery wts., 4/15/20	5/30/06 - 10/30/15	17,796,506	1,157,400
10,500,000		International Bank of Azerbaijan OJSC, senior note, Reg S, 5.625%, 6/11/19	8/05/14 - 10/09/15	10,197,745	8,692,099
55,882,058	[b]	K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	429,250	—
5,561,052	[b]	K2016470219 South Africa Ltd., B	2/01/17	4,129	—
346,911,250	JPY	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	7/19/07 - 1/06/11	2,101,256	1,625,725
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20	6/19/07 - 10/14/08	723,263	—
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	—
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	—
15,146,709		Societe des Hydrocarbures du Tchad, Tranche B, FRN, 5.95%, (3-month USD LIBOR + 4.50%), 12/31/27	1/01/18	15,146,709	6,955,552
8,000,000		Sphynx Capital Markets PCC (National Investment Bank of Ghana), PTN, Reg S, zero cpn., 2/05/09	10/12/09 - 10/13/11	3,100,000	—
		Total Restricted Securities (Value is 14.9% of Net Assets)		$77,325,214	$34,223,580

[a]The Fund also invests in unrestricted securities of the issuer, valued at $977,500 as of April 30, 2020.
[b]The Fund also invests in unrestricted securities of the issuer, valued at $5,564 as of April 30, 2020.
*In U.S. dollars unless otherwise indicated.
See Abbreviations on page 19.
7.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended April 30, 2020, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin International Small Cap Fund
Non-Controlled Affiliates
Diana Shipping Inc.	$26,571,852	$ —	$(13,022,791)	$(10,870,115)	$—[a]	$—[a]	—	$ —
Headlam Group PLC	24,464,461	—	(7,146,744)	(855,450)	—[a]	—[a]	—	—
Total Affiliated Securities	$51,036,313	$ —	$(20,169,535)	$(11,725,565)	$ —	$ —		$ —
aAs of April 30, 2020, no longer an affiliate.
  |  15

Franklin Global Trust
Notes to Statements of Investments (unaudited)
8.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended April 30, 2020, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	$32,128,458	$131,773,000	$(156,041,547)	$ —	$ —	$7,859,911	7,859,911	$254,028
Franklin International Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	$58,630,699	$523,586,671	$(531,901,427)	$ —	$ —	$50,315,943	50,315,943	$667,926
Franklin International Small Cap Fund
Non-Controlled Affiliates
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	$ —	$7,546,000	$(6,993,000)	$ —	$ —	$553,000	553,000	$1,144
9.  INVESTMENTS IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At April 30, 2020, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At April 30, 2020, the net assets of the FT Subsidiary were $3,541,016, representing 1.5% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.
10.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  16

Franklin Global Trust
Notes to Statements of Investments (unaudited)
A summary of inputs used as of April 30, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:[a]
Warrants	$—	$3,720,085	$1,893,400	$5,613,485
Quasi-Sovereign and Corporate Bonds	—	72,421,656	10,573,001[b]	82,994,657
Loan Participations and Assignments	—	10,591,024	24,372,715[b]	34,963,739
Foreign Government and Agency Securities	—	76,201,862	12,029,633	88,231,495
Common Stocks	—	—	—[b]	—
Private Limited Partnership Fund	—	—	—[b]	—
Short Term Investments	7,859,911	6,506,654	—	14,366,565
Total Investments in Securities	$7,859,911	$169,441,281	$48,868,749	$226,169,941
Other Financial Instruments:
Forward Exchange Contracts	$—	$31,212	$—	$31,212
Restricted Currency (ARS)	—	—	276,556	276,556
Total Other Financial Instruments	$ —	$31,212	$276,556	$307,768
Receivables:
Interest	$—	$—	$269,611	$269,611
Interest (ARS)	—	—	5,723	5,723
Total Receivables	$ —	$ —	$275,334	$275,334
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$504,822	$—	$504,822
Franklin International Growth Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Biotechnology	$9,617,997	$59,598,844	$—	$69,216,841
Health Care Equipment & Supplies	95,063,858	50,888,089	—	145,951,947
All Other Equity Investments	1,472,575,396	—	—[b]	1,472,575,396
Short Term Investments	50,315,943	—	—	50,315,943
Total Investments in Securities	$1,627,573,194	$110,486,933	$ —	$1,738,060,127
  |  17

Franklin Global Trust
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin International Small Cap Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Air Freight & Logistics	$—	$1,423,062	$—	$1,423,062
Capital Markets	3,721,550	3,076,364	—	6,797,914
Chemicals	—	1,679,825	—	1,679,825
Commercial Services & Supplies	13,728,039	3,323,530	—	17,051,569
Food Products	2,002,207	7,925,896	—	9,928,103
Internet & Direct Marketing Retail	—	2,253,382	—	2,253,382
IT Services	—	3,235,024	—	3,235,024
Metals & Mining	—	1,030,845	—	1,030,845
Pharmaceuticals	—	3,401,360	—	3,401,360
Real Estate Management & Development	5,906,267	4,002,622	—	9,908,889
Software	—	3,791,641	—	3,791,641
All Other Equity Investments	68,439,101	—	—	68,439,101
Short Term Investments	553,000	5,139,096	—	5,692,096
Total Investments in Securities	$94,350,164	$40,282,647	$ —	$134,632,811

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes securities determined to have no value at April 30, 2020.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. The reconciliation for the nine months ended April 30, 2020, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Warrants	$2,656,000	$—	$—	$1,157,400	$—	$—	$—	$(1,920,000)	$1,893,400	$(1,920,000)
Quasi-Sovereign and Corporate Bonds	8,404,072[c]	—	—	1,868,508	—	(518,143)	—	818,564	10,573,001[c]	818,564
Loan Participations and Assignments	39,781,380[c]	—	(4,514,184)	—	—	502,100	3,432	(11,400,013)	24,372,715[c]	(11,282,881)
Foreign Government and Agency Securities	—	6,030,829	(2,685,322)	8,859,795	—	1,982,266	(3,345,507)	1,187,572	12,029,633	(1,415,101)
Common Stocks	42,760[c]	—	—	—	—	—	—	(42,760)	—[c]	(42,760)
  |  18

Franklin Global Trust
Notes to Statements of Investments (unaudited)
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Private Limited Partnership Fund	$—[c]	$—	$—	$—	$—	$—	$—	$—	$—[c]	$—
Total Investments in Securities	$50,884,212	$6,030,829	$(7,199,506)	$11,885,703	$—	$1,966,223	$(3,342,075)	$(11,356,637)	$48,868,749	$(13,842,178)
Other Financial Instruments:
Restricted Currency (ARS)	$—	$2,951,396	$(2,567,273)	$—	$—	$—	$(25,111)	$(82,456)	$276,556	$(86,584)
Receivable:
Interest	$206,215	—	—	—	—	—	—	$63,396	$269,611	$63,396
Interest (ARS)	—	6,600	—	—	—	—	—	(877)	5,723	(877)
Total Receivables	$206,215	$6,600	$—	$—	$—	$—	$—	$62,519	$275,334	$62,519
aThe investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments and/or other cost basis adjustments.
cIncludes securities determined to have no value.
Significant unobservable valuation inputs developed by the VC for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2020, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)		Impact to Fair Value if Input Increases[b]
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds	$8,692,099	Probability Weighted Value Recovery	Free cash flow[c]	$12.0 (mil)		Increase[d]
			Discount for lack of marketability	20.0%		Decrease[d]
Loan Participations and Assignments	24,372,715	Consensus Pricing	Offered quotes	46.4 - 74.5 (60.9)	JPY	Increase[d]
			Discount for lack of marketability	10.0%		Decrease[e]
		Discounted Cash Flow	Free cash flow	$0.7 (mil) - $21.7 (mil) ($11.5 (mil))		Increase[d]
			Discount rate	10.4% - 32.1% (24.2%)		Decrease[d]
		Market Transactions	Transaction price weighting	25%		Increase[e]
Foreign Government and Agency Securities	3,458,555	Market Comparables	Implied foreign exchange rate	114.5	ARS/USD	Decrease[d]
  |  19

Franklin Global Trust
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS (continued)
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)		Impact to Fair Value if Input Increases[b]
Other Financial Instruments:
Restricted Currency (ARS)	276,556	Market Comparables	Implied foreign exchange rate	114.5	ARS/USD	Decrease[d]
All other[f]	12,620,714[g]
aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cIncludes probability assumptions for various recovery outcomes.
dRepresents a significant impact to fair value and net assets.
eRepresents a significant impact to fair value but not to net assets.
fIncludes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
gIncludes securities determined to have no value at April 30, 2020.
11.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
CITI	Citibank N.A.
MSCO	Morgan Stanley
RBCCM	Royal Bank of Canada
Currency
ARS	Argentine Peso
BYN	Belarusian Ruble
CHF	Swiss Franc
COP	Colombian Peso
DEM	Deutsche Mark
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
JPY	Japanese Yen
KES	Kenyan Shilling
KZT	Kazakhstani Tenge
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Selected Portfolio
ADR	American Depositary Receipt
CMT	1 year Constant Maturity Treasury Index
FRN	Floating Rate Note
GDP	Gross Domestic Product
GDR	Global Depositary Receipt
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind
PTN	Pass-through Note
T-Note	Treasury Note
VRI	Value Recovery Instrument

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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